Long-Term Investments (Details)		1 Months Ended			12 Months Ended
	Mar. 28, 2018	Oct. 18, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Long-Term Investments (Textual)
Company acquired, description	The Company acquired a 24.9% interest in MMBD Trading by cash payment of $12,450. The remaining 75.1% of MMBD Trading was owned by 32.7% shareholders of the Company. The Company agreed to purchase from the shareholders the remaining 75.1% of outstanding securities of MMBD Trading on April 25, 2019, and the acquisition was closed on October 18, 2019 (See NOTE 9). The investment was accounted for under the equity method prior to the acquisition. Equity method investment is recorded at original cost and adjusted periodically to recognize: (i) the Company’s proportionate share of investee’ net income or losses after the date of the investment; (ii) additional contributions made or distributions received; and (iii) impairment losses relating to the investment.
Paid cash in quity method investment			$ 143,000		$ 87,762
Net loss on equity method investment					$ (49,413)	$ (61,876)
Percentage of acquire interest			4.90%	4.90%
fair value of remeasurement gain		$ 42,415
RMB [Member]
Long-Term Investments (Textual)
Paid cash in quity method investment | ¥				¥ 1,000,000